W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

April 12, 2016

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust: Post-Effective Amendment No. 82 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 82”). The purpose of PEA No. 82 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 56 filing, filed on October 8, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR® DoubleLine® Short Duration Total Return Tactical ETF.

I hereby certify that PEA No. 82 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001